LAND USE RIGHTS	12 Months Ended
Dec. 31, 2020
LAND USE RIGHTS
LAND USE RIGHTS

NOTE 8 – LAND USE RIGHTS

Land use rights consist of the following:

	December 31,
	2020	2019

Cost of land use rights	$5,814,274	$4,421,007
Less: Accumulated amortization	(1,312,641)	(1,132,048)
Land use rights, net	$4,501,633	$3,288,959

Unrealized foreign exchange translation gain/(loss) for the year ended December 31, 2020, 2019 and 2018 was $609,284,  ($43,921) and ($181,553) respectively, which has been included in other comprehensive income/(loss). Amortization expense for the years ended December 31, 2020, 2019 and 2018 was $94,691,  $89,485 and $93,094, respectively.

Amortization expense for the next five years and thereafter is as follows:

2021	$116,285
2022	116,285
2023	116,285
2024	116,285
2025	116,285
Thereafter	3,920,208
Total	$4,501,633